Derivative financial instruments (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Effects of derivatives
Amount of gain or (loss) recognized in financial income (expense), Total	$ 296	$ 46	$ 239
Financial settlement (Inflows)/ Outflows	(182)	(336)	(27)
Amount of gain or (loss) recognized in OCI	9	(140)	5
Designated
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	52	102	(33)
Financial settlement (Inflows)/ Outflows	(52)	(101)	20
Amount of gain or (loss) recognized in OCI	9	(140)	5
Designated | Strategic Nickel
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	52	84	(33)
Financial settlement (Inflows)/ Outflows	(52)	(83)	33
Amount of gain or (loss) recognized in OCI	(43)	(115)	(9)
Designated | Foreign exchange cash flow hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		18
Financial settlement (Inflows)/ Outflows		(18)	(13)
Amount of gain or (loss) recognized in OCI	52	(25)	14
Non-designated | Foreign exchange and interest rate risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	248	(64)	219
Financial settlement (Inflows)/ Outflows	(132)	(207)	(49)
Non-designated | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	208	29	175
Financial settlement (Inflows)/ Outflows	(129)	(114)	(48)
Non-designated | Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Effects of derivatives
Financial settlement (Inflows)/ Outflows		1	1
Non-designated | Foreign exchange and interest rate risk | EuroBond Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	19	(24)	42
Financial settlement (Inflows)/ Outflows	4
Non-designated | Foreign exchange and interest rate risk | Pre Dollar Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	12	(9)	2
Financial settlement (Inflows)/ Outflows	(4)	(1)
Non-designated | Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		(48)
Financial settlement (Inflows)/ Outflows		(99)
Non-designated | Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Effects of derivatives
Financial settlement (Inflows)/ Outflows			(2)
Non-designated | Foreign exchange and interest rate risk | Treasury future
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	9	(12)
Financial settlement (Inflows)/ Outflows	(3)	6
Non-designated | Commodities price risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(4)	8	60
Financial settlement (Inflows)/ Outflows	2	(28)	2
Non-designated | Commodities price risk | Fixed price program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(4)	6	13
Financial settlement (Inflows)/ Outflows	6	(16)	(1)
Non-designated | Commodities price risk | Strategic program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			15
Non-designated | Commodities price risk | Aluminium
Effects of derivatives
Financial settlement (Inflows)/ Outflows			7
Non-designated | Commodities price risk | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		2	32
Financial settlement (Inflows)/ Outflows	(4)	(12)	(8)
Non-designated | Commodities price risk | Coal
Effects of derivatives
Financial settlement (Inflows)/ Outflows			2
Non-designated | Commodities price risk | Maritime Freight Hiring Protection Program
Effects of derivatives
Financial settlement (Inflows)/ Outflows			2
Non-designated | Embedded derivatives
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(7)
Non-designated | Embedded derivatives | Energy - Aluminum options
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			$ (7)